UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number 811-6362
Van Kampen Municipal Trust

(Exact name of registrant as specified in charter)
522 Fifth Avenue, New York, New York 10036

(Address of principal executive offices)      (Zip code)
Edward C. Wood III
522 Fifth Avenue, New York, New York 10036

(Name and address of agent for service)
Registrant’s telephone number, including area code: 212-762-4000
Date of fiscal year end: 10/31
Date of reporting period: 7/31/09

Item 1. Schedule of Investments.
The Trust’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:
Van Kampen Municipal Trust
Portfolio of Investments ■ July 31, 2009 (Unaudited)

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Municipal Bonds 170.6%
	Alabama 2.8%
$2,150	Bessemer, AL Governmental Util Svc Corp Wtr Supply Rev Rfdg, Ser A (AGL Insd) (a)	5.000%	06/01/39	$2,074,987
3,695	Gadsden, AL Wts, Ser B (AMBAC Insd)	5.250	08/01/21	4,007,671
1,300	Hlthcare Auth For Baptist Hlth AL, Ser A (b)	6.125	11/15/36	1,324,414
1,725	Huntsville-Redstone Vlg, AL Spl Care Fac Fin Auth Redstone Vlg Proj	5.500	01/01/43	1,134,412
4,000	Jefferson Cnty, AL Swr Rev Cap Impt Wts (FGIC Insd) (Prerefunded @ 8/01/12)	5.125	02/01/42	4,328,800

				12,870,284

	Alaska 0.7%
1,000	Matanuska-Susitna Boro, AK Ctf Partn Pub Safety Bldg Lease (FSA Insd)	5.750	03/01/16	1,024,090
3,870	Northern Tob Sec Corp AK Tob Settlement Rev Asset Bkd, Ser A	5.000	06/01/46	2,117,161

				3,141,251

	Arizona 4.8%
1,425	Arizona Cap Fac Fin Corp Student Hsg Rev AZ St Univ Proj	6.250	09/01/32	1,164,781
1,700	Arizona St Trans Brd Hwy Rev, Ser B	5.000	07/01/25	1,840,318
2,545	Arizona St Trans Brd Hwy Rev, Ser B (a)	5.000	07/01/26	2,738,178
1,650	Glendale, AZ Indl Dev Auth Rfdg	5.000	12/01/35	1,374,021

Van Kampen Municipal Trust
Portfolio of Investments ■ July 31, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Arizona (continued)
$2,000	Goodyear, AZ McDowell Rd Coml Corridor Impt Dist Impt (AMBAC Insd)	5.250%	01/01/32	$1,804,940
2,150	Maricopa Cnty, AZ Indl Dev Auth Hlth Fac Rev Catholic Hlthcare West, Ser C (b)	5.000	07/01/38	2,213,102
1,225	Maricopa Cnty, AZ Pollutn Ctl Corp Pollutn Ctl Rev Rfdg AZ Pub Svc Co, Ser B (b)	5.500	05/01/29	1,236,380
625	Navajo Cnty, AZ Pollutn Ctl Corp Rev, Ser C (b)	5.500	06/01/34	637,769
715	Navajo Cnty, AZ Pollutn Ctl Corp Rev, Ser E (b)	5.750	06/01/34	722,901
2,300	Pima Cnty, AZ Indl Dev Auth Wtr & Waste Wtr Rev Global Wtr Resh LLC Proj (AMT)	6.550	12/01/37	1,677,413
2,050	Salt Riv Proj AZ Agric Impt & Pwr Dist Elec Sys Rev, Ser A (a)	5.000	01/01/28	2,155,227
5,175	University of AZ Med Ctr Corp	5.000	07/01/35	4,315,070

				21,880,100

	California 22.6%
4,000	Anaheim, CA Pub Fin Auth Lease Rev Cap Apprec Sub Pub Impt Proj, Ser C (FSA Insd)	*	09/01/20	2,161,080
2,100	Bay Area Govt Assn CA Rev Tax Alloc CA Redev Pool, Ser A (Syncora Gtd)	5.250	09/01/35	1,702,680
4,000	Bay Area Toll Auth CA Toll Brdg Rev San Francisco Bay Area, Ser F-1	5.000	04/01/39	3,885,320
2,000	Bay Area Toll Auth CA Toll Brdg Rev San Francisco Bay Area, Ser F-1 (a)	5.000	04/01/39	1,942,680

Van Kampen Municipal Trust
Portfolio of Investments ■ July 31, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	California (continued)
$800	Beverly Hills, CA Uni Sch Dist Cap Apprec 2008 Election	*	08/01/28	$293,920
1,875	California Cnty, CA Tob Sec Agy Tob Asset Bkd Merced Cnty Rfdg, Ser A	5.250%	06/01/45	1,036,819
1,000	California Hlth Fac Fin Auth Rev Catholic Hlthcare West, Ser A	6.000	07/01/34	979,690
3,000	California Hsg Fin Agy Rev Home Mtg, Ser G (AMT) (a)	4.950	08/01/23	2,621,850
2,000	California Hsg Fin Agy Rev Home Mtg, Ser G (AMT) (a)	5.050	02/01/29	1,660,810
6,000	California Hsg Fin Agy Rev Home Mtg, Ser I (AMT) (a)	4.800	08/01/36	4,494,600
3,150	California Hsg Fin Agy Rev Home Mtg, Ser K (AMT) (a)	5.300	08/01/23	2,884,502
3,700	California Hsg Fin Agy Rev Home Mtg, Ser K (AMT) (a)	5.450	08/01/28	3,264,917
1,000	California Pollutn Ctl Fin Auth Solid Waste Disp Rev Waste Mgmt Inc Proj, Ser B (AMT)	5.000	07/01/27	868,780
510	California St (AMBAC Insd)	5.125	10/01/27	509,954
775	California St Dept Wtr Res Wtr Rev Cent Vly Proj, Ser AE (a)	5.000	12/01/24	832,273
975	California St Dept Wtr Res Wtr Rev Cent Vly Proj, Ser AE (a)	5.000	12/01/25	1,043,231
975	California St Dept Wtr Res Wtr Rev Cent Vly Proj, Ser AE (a)	5.000	12/01/26	1,034,972
575	California St Dept Wtr Res Wtr Rev Cent Vly Proj, Ser AE (a)	5.000	12/01/27	605,587
975	California St Dept Wtr Res Wtr Rev Cent Vly Proj, Ser AE (a)	5.000	12/01/28	1,013,035

Van Kampen Municipal Trust
Portfolio of Investments ■ July 31, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	California (continued)
$1,995	California St Pub Wks Brd UCLA Replacement Hosp, Ser A (FSA Insd)	5.375%	10/01/20	$2,064,007
5,000	California St Univ Rev Sys Wide, Ser A (AMBAC Insd)	5.000	11/01/23	5,069,950
1,150	California St Var Purp	5.750	04/01/31	1,182,522
2,615	California St Vet, Ser CD (AMT)	4.600	12/01/32	1,969,513
2,650	California Statewide Cmnty Dev Auth Ctf Partn (Prerefunded @ 11/01/09) (Acquired 11/23/99, Cost $2,650,000) (c)	7.250	11/01/29	2,709,121
1,000	California Statewide Cmnty Dev Auth Rev Front Porch Cmnty & Svc, Ser A (d)	5.125	04/01/37	711,620
1,800	California Statewide Cmnty Dev Auth Rev Hlth Fac Adventist Hlth, Ser A	5.000	03/01/30	1,530,234
2,500	California Statewide Cmnty Dev Auth Rev Hlth Fac Adventist Hlth, Ser A	5.000	03/01/35	2,043,250
1,300	California Statewide Cmnty Dev Auth Rev Kaiser Permanente, Ser A	5.000	04/01/19	1,355,081
3,805	California Statewide Cmnty Dev Auth Rev Sutter Hlth, Ser A	5.000	11/15/43	3,391,320
445	Daly City, CA Hsg Dev Fin Agy Mobile Home Pk Rev Third Tier Franciscan Rfdg, Ser C	6.500	12/15/47	328,268
27,810	Foothill/Eastern Corridor Agy CA Toll Rd Rev Cap Apprec Rfdg	*	01/15/33	3,768,811
18,000	Foothill/Eastern Corridor Agy CA Toll Rd Rev Cap Apprec Rfdg (NATL Insd)	*	01/15/25	5,005,260

Van Kampen Municipal Trust
Portfolio of Investments ■ July 31, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	California (continued)
$225	Foothill/Eastern Corridor Agy CA Toll Rd Rev Cap Apprec Sr Lien, Ser A (Prerefunded @ 1/01/10)	7.150%	01/01/13	$235,870
1,430	Golden St Tob Sec Corp CA Tob Settlement Rev Asset Bkd Sr, Ser A-1	4.500	06/01/27	1,201,114
7,655	Golden St Tob Sec Corp CA Tob Settlement Rev Asset Bkd Sr, Ser A-1	5.750	06/01/47	4,594,148
4,000	Golden St Tob Sec Corp CA Tob Settlement Rev Enhanced, Ser A	5.000	06/01/45	3,225,600
5,000	Golden St Tob Sec Corp CA Tob Settlement Rev Enhanced, Ser A (FGIC Insd)	5.000	06/01/35	4,164,550
1,000	Hesperia, CA Pub Fin Auth Rev Redev & Hsg Proj, Ser A (Syncora Gtd)	5.000	09/01/37	731,590
2,635	Imperial Irr Dist CA Ctf Partn Elec Sys Proj (FSA Insd)	5.250	11/01/23	2,724,379
1,200	Los Angeles, CA Uni Sch Dist, Ser D	5.000	07/01/22	1,240,248
2,500	Metropolitan Wtr Dist Southn CA Wtrwks Rev Auth, Ser A	5.000	01/01/34	2,524,200
375	Morongo Band of Mission Indians CA Enterprise Rev Indians Enterprise Casino, Ser B (d)	5.500	03/01/18	324,847
2,350	Quechan Indian Tribe Ft Yuma Indian Reservation CA & Govt Proj	7.000	12/01/27	1,653,554

Van Kampen Municipal Trust
Portfolio of Investments ■ July 31, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	California (continued)
$1,600	Rancho Mirage, CA Jt Pwr Fin Auth Rev Eisenhower Med Ctr, Ser A	5.000%	07/01/47	$1,335,872
1,375	San Bernadino, CA Jt Pwr Fin Auth Alloc Rev Cent City Merged Proj Rfdg, Ser A (AMBAC Insd)	5.750	07/01/20	1,370,518
1,200	San Francisco, CA City & Cnty Arpt Commn Intl Arpt Rfdg 2nd, Ser A-4 (AMT) (b)	6.500	05/01/19	1,264,812
1,000	San Joaquin Hills, CA Trans Corridor Agy Toll Rd Rev Cap Apprec Rfdg, Ser A (NATL Insd)	*	01/15/27	262,990
1,000	San Joaquin Hills, CA Trans Corridor Agy Toll Rd Rev Cap Apprec Rfdg, Ser A (NATL Insd)	*	01/15/28	241,890
4,290	Tobacco Sec Auth Northn CA Tob Settlement Rev Asset Bkd, Ser A-1	5.375	06/01/38	2,698,024
3,050	Tobacco Sec Auth Northn CA Tob Settlement Rev Asset Bkd, Ser A-1	5.500	06/01/45	1,762,077
3,200	Tobacco Sec Auth Southn CA Tob Settlement Sr, Ser A-1	5.000	06/01/37	1,932,512
8,350	Tobacco Sec Auth Southn CA Tob Settlement Sr, Ser A-1	5.125	06/01/46	4,502,070
2,100	Vernon, CA Elec Sys Rev, Ser A	5.125	08/01/21	2,056,551

				104,013,073

Van Kampen Municipal Trust
Portfolio of Investments ■ July 31, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Colorado 3.1%
$425	Colorado Hlth Fac Auth Hlth & Residential Care Fac Volunteers of Amer Care, Ser A	5.300%	07/01/37	$294,240
4,875	Colorado Hlth Fac Auth Rev Catholic Hlth, Ser C-5 (FSA Insd) (a)	5.000	09/01/36	4,782,716
1,000	Colorado Hlth Fac Auth Rev Evangelical Lutheran, Ser A	5.250	06/01/34	887,240
3,700	Colorado Hlth Fac Auth Rev Hlth Fac Evangelical Lutheran	5.000	06/01/35	3,173,786
1,125	Colorado Hlth Fac Auth Rev Hosp Portercare Adventist Hlth (Prerefunded @ 11/15/11)	6.500	11/15/31	1,271,104
1,000	Colorado Hlth Fac Auth Rev Poudre Vly CO Hlth Fac Auth Hosp, Ser A (FSA Insd)	5.200	03/01/31	1,000,790
100	Jefferson Cnty, CO Residential Mtg Rev (e)	9.000	09/01/12	123,385
300	Jefferson Cnty, CO Residential Mtg Rev (e)	11.500	09/01/09	302,721
340	Jefferson Cnty, CO Residential Mtg Rev (e)	11.500	09/01/10	379,488
220	Jefferson Cnty, CO Residential Mtg Rev (e)	11.500	09/01/11	267,350
985	Montezuma Cnty, CO Hosp Dist Hlth Fac Enterprise Hosp Rfdg (f)	5.900	10/01/37	673,632
1,000	Platte Riv Pwr Auth CO Pwr Rev, Ser HH	5.000	06/01/26	1,066,340

				14,222,792

Van Kampen Municipal Trust
Portfolio of Investments ■ July 31, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Connecticut 2.8%
$4,225	Connecticut St Hsg Fin Auth Hsg Mtg Fin Pg Sub, Ser B-2 (AMT)	5.100%	05/15/38	$3,901,703
2,840	Connecticut St Spl Oblig Pkg Rev Bradley Intl Arpt, Ser A (ACA Insd) (AMT)	6.600	07/01/24	2,204,323
600	Mashantucket Western Pequot Tribe CT 2006 Sub Spl Rev Bd, Ser A (d)	5.500	09/01/36	290,982
6,500	Mashantucket Western Pequot Tribe CT Spl Rev, Ser B (d)	5.750	09/01/18	4,438,980
3,500	Mashantucket Western Pequot Tribe CT Spl Rev, Ser B (d)	5.750	09/01/27	1,963,395

				12,799,383

	District of Columbia 2.5%
775	District Columbia Wtr & Swr Auth Pub Util Rev Sub Lien Rfdg, Ser A (AGL Insd) (a)	5.000	10/01/29	790,372
1,575	District Columbia Wtr & Swr Auth Pub Util Rev Sub Lien Rfdg, Ser A (AGL Insd) (a)	5.000	10/01/34	1,569,354
4,000	District Columbia Wtr & Swr Auth Pub Util Rev Sub Lien, Ser A (FSA Insd)	5.500	10/01/41	4,118,960
5,000	Metropolitan Washington DC Arpt Auth Sys, Ser A (NATL Insd) (AMT)	5.125	10/01/26	4,951,800

				11,430,486

	Florida 13.6%
1,000	Alachua Cnty, FL Indl Dev Rev North FL Retirement Vlg	5.250	11/15/17	858,950
1,000	Alachua Cnty, FL Indl Dev Rev North FL Retirement Vlg	5.875	11/15/36	714,030

Van Kampen Municipal Trust
Portfolio of Investments ■ July 31, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Florida (continued)
$340	Beacon Lakes, FL Cmnty Dev FL Spl Assmt, Ser A	6.000%	05/01/38	$215,971
250	Beacon Lakes, FL Cmnty Dev FL Spl Assmt Sub, Ser B	6.200	05/01/38	155,600
2,970	Brevard Cnty, FL Hlth Fac Auth Hlthcare Fac Rev Hlth First Inc Proj	5.000	04/01/34	2,355,448
1,335	Brevard Cnty, FL Hlth Fac Auth Residential Care Fac Rev Buena Vida Estates Inc	6.750	01/01/37	1,051,513
3,380	Brevard Cnty, FL Hlth Fac Hlth First Inc Proj (NATL Insd)	5.125	04/01/31	2,979,031
400	Capital Tr Agy FL Rev Ft Lauderdale Proj (AMT)	5.750	01/01/32	272,320
390	Escambia Cnty, FL Hlth Fac Auth Rev (AMBAC Insd)	5.950	07/01/20	404,305
5,000	Florida St Dept Trans Tpk Rev, Ser A (a)	5.000	07/01/29	5,061,050
1,895	Gulf Breeze, FL Rev Loc Govt (FGIC Insd) (b)	5.625	12/01/20	1,931,630
855	Highlands, FL Cmnty Dev Dist Spl Assmt	5.550	05/01/36	436,477
975	Hillsborough Cnty, FL Aviation Auth Rev, Ser A (AGL Insd) (AMT) (a)	5.375	10/01/33	883,896
2,175	Hillsborough Cnty, FL Aviation Auth Rev, Ser A (AGL Insd) (AMT) (a)	5.500	10/01/38	1,981,523
2,310	Hillsborough Cnty, FL Indl Dev Auth Indl Dev Rev Hlth Fac Proj Univ Cmnty Hosp, Ser A (Prerefunded @ 8/15/09)	5.500	08/15/14	2,337,697

Van Kampen Municipal Trust
Portfolio of Investments ■ July 31, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Florida (continued)
$800	Hillsborough Cnty, FL Indl Dev Auth Pollutn Ctl Rev Hillsborough Cnty IDA Rfdg (AMBAC Insd) (b)	5.000%	12/01/34	$809,688
800	Hillsborough Cnty, FL Indl Dev Auth Pollutn Ctl Rev Tampa Elec, Ser B (b)	5.150	09/01/25	810,920
3,000	Hillsborough Cnty, FL Solid Waste & Res Recovery Rev, Ser A (BHAC Insd) (AMT)	4.500	09/01/34	2,465,430
5,000	Lakeland, FL Hosp Sys Rev Lakeland Regl Hlth Sys Rfdg	5.000	11/15/26	4,387,800
5,000	Lakeland, FL Hosp Sys Rev Lakeland Regl Hlth Sys Rfdg	5.000	11/15/32	4,147,450
665	Main Str Cmnty Dev Dist FL Cap Impt Rev, Ser A (Acquired 2/19/08, Cost $665,000) (c)	6.800	05/01/38	494,301
425	Main Str Cmnty Dev Dist FL Cap Impt Rev, Ser B (Acquired 2/19/08, Cost $425,000) (c)	6.900	05/01/17	384,769
1,515	Miami Beach, FL Stormwtr Rev (NATL Insd)	5.250	09/01/25	1,527,696
2,700	Miami-Dade Cnty, FL Aviation Rev Miami Intl Arpt (AGC Insd) (AMT)	5.375	10/01/32	2,400,543
2,000	Miami-Dade Cnty, FL Aviation Rev Miami Intl Arpt (NATL Insd) (AMT)	5.375	10/01/25	1,933,820
5,000	Miami-Dade Cnty, FL Aviation, Ser A (FSA Insd) (AMT)	5.125	10/01/35	4,341,700
620	Midtown Miami, FL Cmnty Dev FL Spl Assmt Rev, Ser A	6.000	05/01/24	464,913

Van Kampen Municipal Trust
Portfolio of Investments ■ July 31, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Florida (continued)
$700	Orange Cnty, FL Hlth Fac Auth Rev First Mtg Orlando Lutheran Tower	5.500%	07/01/32	$466,144
930	Orange Cnty, FL Hlth Fac Auth Rev Hlthcare Orlando Lutheran Rfdg	5.375	07/01/20	739,694
570	Overoaks, FL Cmnty Dev Dist Cap Impt Rev, Ser A (g)	6.125/2.000	05/01/35	306,261
1,100	Palm Beach Cnty, FL Hlth Fac Auth Rev Wtrford Proj	5.875	11/15/37	849,893
2,600	Palm Beach Cnty, FL Solid Waste Auth Rev Impt (BHAC Insd) (a)	5.500	10/01/23	2,870,400
1,400	Port Saint Lucie, FL Spl Assmt Rev Southwest Annexation Dist, Ser 1-B (NATL Insd)	5.000	07/01/33	1,146,810
3,250	Putnam Cnty, FL Dev Auth Pollutn Ctl Rev Rfdg Seminole Proj, Ser A (AMBAC Insd) (b)	5.350	03/15/42	3,315,715
590	Reunion East Cmnty Dev Dist FL Spl Assmt	5.800	05/01/36	306,157
400	Seminole Tribe FL Spl Oblig Rev, Ser A (d)	5.250	10/01/27	342,200
500	Seminole Tribe FL Spl Oblig Rev, Ser A (d)	5.750	10/01/22	469,925
920	Seven Oaks, FL Cmnty Dev Dist II Spl Assmt Rev, Ser A	5.875	05/01/35	521,355
1,870	South Vlg Cmnty Dev Dist FL Cap Impt Rev, Ser A	5.700	05/01/35	1,079,775
800	Sterling Hill Cmnty Dev Dist FL Cap Impt Rev, Ser A	6.200	05/01/35	675,288

Van Kampen Municipal Trust
Portfolio of Investments ■ July 31, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Florida (continued)
$1,060	Tallahassee, FL Lease Rev FL St Univ Proj, Ser A (NATL Insd)	5.500%	08/01/18	$1,101,149
200	Tolomato Cmnty, FL Dev Dist Spl Assmt	6.550	05/01/27	146,104
2,075	Tolomato Cmnty, FL Dev Dist Spl Assmt	6.650	05/01/40	1,424,716
1,000	Volusia Cnty, FL Ed Fac Auth Rev Ed Fac Embry Riddle Aero, Ser A	5.750	10/15/29	936,440
500	World Comm Cmnty Dev Dist FL Spl Assmt (g)	5.500/2.000	05/01/38	195,875

				62,702,372

	Georgia 2.0%
3,500	Atlanta, GA Arpt Passenger Fac Charge Rev Gen Sub Lien, Ser C (FSA Insd) (a)	5.000	01/01/33	3,487,050
1,200	Atlanta, GA Wtr & Wastewtr Rev, Ser A	6.000	11/01/27	1,200,780
1,300	Atlanta, GA Wtr & Wastewtr Rev, Ser A	6.000	11/01/28	1,301,833
1,200	Atlanta, GA Wtr & Wastewtr Rev, Ser A	6.000	11/01/29	1,192,920
1,000	Augusta, GA Gen Arpt Rev Passenger, Ser B (AMT)	5.350	01/01/28	714,420
1,500	Putnam Cnty, GA Dev Auth Pollutn Ctl Rev GA Pwr Co, Ser 1	5.100	06/01/23	1,515,015

				9,412,018

	Idaho 0.5%
750	Idaho Hlth Fac Auth Rev Saint Lukes Hlth Sys Proj, Ser A	6.500	11/01/23	816,780

Van Kampen Municipal Trust
Portfolio of Investments ■ July 31, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Idaho (continued)
$1,000	Idaho Hlth Fac Auth Rev Saint Lukes Hlth Sys Proj, Ser A	6.750%	11/01/37	$1,058,350
870	Idaho Hlth Fac Auth Rev Vly Vista Care Corp Rfdg (f)	6.125	11/15/27	651,560

				2,526,690

	Illinois 16.5%
1,000	Bartlett, IL Tax Increment Rev Sr Lien Quarry Redev Proj Rfdg	5.600	01/01/23	697,280
2,000	Bolingbrook, IL Sales Tax Rev Bolingbrook	6.250	01/01/24	1,039,800
3,800	Chicago, IL Brd of Ed Rfdg, Ser C (FSA Insd)	5.000	12/01/27	3,925,704
3,975	Chicago, IL Brd of Ed Rfdg, Ser C (FSA Insd) (a)	5.000	12/01/27	4,106,513
745	Chicago, IL Increment Alloc Rev Diversey Narragansett Proj	7.460	02/15/26	613,969
4,000	Chicago, IL Neighborhoods Alive 21 Pgm, Ser A (FGIC Insd) (Prerefunded @ 7/01/10)	5.750	01/01/40	4,234,480
5,000	Chicago, IL O’Hare Intl Arpt Rev Gen Arpt Third Lien Rfdg, Ser A (NATL Insd) (AMT)	5.375	01/01/32	4,453,850
3,500	Chicago, IL O’Hare Intl Arpt Rev Gen Arpt Third Lien, Ser A (AGC Insd) (a)	5.250	01/01/24	3,584,018
11,500	Chicago, IL O’Hare Intl Arpt Rev Gen Arpt Third Lien, Ser A (AGC Insd) (a)	5.250	01/01/25	11,756,968
4,000	Chicago, IL O’Hare Intl Arpt Rev, Ser A (FSA Insd) (a)	5.000	01/01/33	3,860,800
485	Chicago, IL Pk Dist, Ser C (NATL Insd)	5.500	01/01/19	510,933
465	Chicago, IL Proj Rfdg, Ser C (NATL Insd)	5.500	01/01/40	467,492
3,100	Chicago, IL, Ser A (AGL Insd) (a)	5.250	01/01/25	3,283,567

Van Kampen Municipal Trust
Portfolio of Investments ■ July 31, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Illinois (continued)
$80	Cook Cnty, IL Sch Dist No 107 (e)	7.000%	12/01/10	$86,862
545	Cook Cnty, IL Sch Dist No 107	7.000	12/01/10	588,066
120	Cook Cnty, IL Sch Dist No 107 (e)	7.200	12/01/09	122,759
455	Cook Cnty, IL Sch Dist No 107	7.200	12/01/09	464,587
982	Cortland, IL Spl Tax Rev Sheaffer Sys Proj (Acquired 5/02/06, Cost $972,180) (c)	5.500	03/01/17	605,678
1,000	Deerfield, IL Ed Fac Chicagoland Jewish High Sch Proj (f)	6.000	05/01/41	499,880
1,000	Gilberts, IL Spl Svc Area No 19 Spl Tax The Conservancy Proj, Ser 1 (f)	5.375	03/01/16	553,800
2,725	Illinois Dev Fin Auth Rev Cmnty Rehab Providers Fac, Ser A	7.375	07/01/25	2,806,913
1,565	Illinois Ed Fac Auth Rev DePaul Univ (AMBAC Insd) (Prerefunded @ 10/01/10)	5.625	10/01/15	1,670,199
1,125	Illinois Fin Auth Hosp Rev Rfdg Kish Hlth Sys Oblig Group	5.500	10/01/22	1,141,076
350	Illinois Fin Auth Rev Christian Homes Inc Rfdg, Ser A	5.750	05/15/31	247,086
1,000	Illinois Fin Auth Rev IL Fin Auth Roosevelt Univ	5.500	04/01/37	895,750
2,825	Illinois Fin Auth Rev Kewanee Hosp Proj	5.100	08/15/31	1,778,705
1,000	Illinois Fin Auth Rev Landing at Plymouth Pl Proj, Ser A	6.000	05/15/25	810,400
1,350	Illinois Fin Auth Rev Landing at Plymouth Pl Proj, Ser A	6.000	05/15/37	971,743

Van Kampen Municipal Trust
Portfolio of Investments ■ July 31, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Illinois (continued)
$2,200	Illinois Fin Auth Rev Northwestn Mem Hosp, Ser A (a)	5.375%	08/15/24	$2,267,980
1,400	Illinois Fin Auth Rev Northwestn Mem Hosp, Ser A (a)	5.750	08/15/30	1,449,644
3,500	Illinois Fin Auth Rev Osf Hlthcare Sys, Ser A	5.750	11/15/37	3,153,570
1,905	Illinois Fin Auth Rev Rush Univ Med Ctr Oblig Grp, Ser A	7.250	11/01/38	2,008,308
3,500	Illinois Fin Auth Rev Sherman Hlth Sys 2007, Ser A	5.500	08/01/37	2,654,295
1,055	Illinois Hlth Fac Auth Rev Evangelical Hosp Rfdg, Ser C (FSA Insd)	6.750	04/15/12	1,143,926
250	Lake Cnty, IL Cmnty Unit Sch Dist No 116 Round Lake (Radian Insd) (e)	7.600	02/01/14	313,170
2,675	Metropolitan Pier & Expo Auth IL Dedicated St Tax Rev McCormick Pl Expn, Ser A (NATL Insd)	5.250	06/15/42	2,658,228
154	Pingree Grove Vlg, IL Spl Svc Area No 1 Spl Tax Cambridge Lakes Proj, Ser 05	5.250	03/01/15	124,253
848	Volo Vlg, IL Spl Svc Area No 3 Spl Tax Symphony Meadows Proj, Ser 1	6.000	03/01/36	507,180
675	Will Cnty, IL Cmnty Sch Dist No 161 Summit Hill Cap Apprec (FGIC Insd) (e)	*	01/01/16	559,366
425	Will Cnty, IL Cmnty Sch Dist No 161 Summit Hill Cap Apprec (FGIC Insd) (e)	*	01/01/19	298,431

Van Kampen Municipal Trust
Portfolio of Investments ■ July 31, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Illinois (continued)
$1,335	Will Cnty, IL Cmnty Sch Dist No 161 Summit Hill Cap Apprec (NATL Insd)	*	01/01/16	$995,243
990	Will Cnty, IL Cmnty Sch Dist No 161 Summit Hill Cap Apprec (NATL Insd)	*	01/01/19	599,960
525	Will-Kankakee Regl Dev Auth IL Multi-Family Hsg Rev Sr Estates Supportive Living (AMT)	7.000%	12/01/42	401,977
991	Yorkville, IL Utd City Spl Svc Area Spl Tax No 2004-107 Raintree Vlg IL Proj	6.250	03/01/35	544,564
968	Yorkville, IL Utd City Spl Svc Area Tax No 2005-108 Autumn Creek IL Proj	6.000	03/01/36	593,219

				76,052,192

	Indiana 2.4%
1,000	Allen Cnty, IN Juvenile Just Ctr First Mtg (AMBAC Insd)	5.500	01/01/18	1,066,170
1,440	Indiana Fin Auth Hosp Rev Deaconess Hosp Oblig, Ser A	6.750	03/01/39	1,470,413
5,600	Indiana Hlth & Ed Fac Fin Auth Rev Ascension Hlth Sr Cr B-6 (a)	5.000	11/15/36	5,461,456
1,600	Indiana St Fin Auth Environmental Fac Rev Rfdg IN Pwr & Lt Co Proj, Ser A	4.900	01/01/16	1,612,896
1,500	Petersburg, IN Pollutn Ctl Rev IN Pwr & Lt (AMT)	5.950	12/01/29	1,311,315

Van Kampen Municipal Trust
Portfolio of Investments ■ July 31, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Indiana (continued)
$500	Vigo Cnty, IN Hosp Auth Rev Un Hosp Inc (d)	5.750%	09/01/42	$356,555

				11,278,805

	Iowa 1.0%
600	Jefferson Cnty, IA Hosp Rev Jefferson Cnty Hosp Proj, Ser C	5.950	08/01/37	414,180
1,300	Pottawattamie Cnty, IA Rev Christian Homes Inc Rfdg, Ser E	5.750	05/15/26	954,005
325	Sibley, IA Hlthcare Fac Rev Osceola Cmnty Hosp Proj	6.000	12/01/37	224,708
1,375	Tobacco Settlement Auth IA Tob Settlement Rev Asset Bkd, Ser C	5.375	06/01/38	822,388
1,500	Tobacco Settlement Auth IA Tob Settlement Rev Asset Bkd, Ser C	5.500	06/01/42	897,240
1,850	Tobacco Settlement Auth IA Tob Settlement Rev Asset Bkd, Ser C	5.625	06/01/46	1,114,810

				4,427,331

	Kansas 1.8%
1,400	Burlington, KS Environmental Impt Rev KC Pwr LT Rfdg, Ser B (Syncora Gtd) (b)	5.000	12/01/23	1,424,206
70	Cowley Cnty, KS Uni Sch Dist No 465 Winfield Impt & Rfdg (NATL Insd)	5.250	10/01/22	74,262
3,500	Kansas St Dev Fin Auth Hosp Rev Adventist Hlth	5.750	11/15/38	3,523,975

Van Kampen Municipal Trust
Portfolio of Investments ■ July 31, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Kansas (continued)
$2,000	Manhattan, KS Hlthcare Fac Rev Meadowlark Hills Retirement, Ser A	5.000%	05/15/24	$1,558,260
1,200	Manhattan, KS Hlthcare Fac Rev Meadowlark Hills Retirement, Ser A	5.000	05/15/36	810,216
700	Olathe, KS Sr Living Fac Rev Catholic Care Campus Inc, Ser A	6.000	11/15/38	506,520
400	Overland Pk, KS Dev Corp Rev First Tier Overland Pk, Ser A (Prerefunded @ 1/01/11)	7.375	01/01/32	440,292

				8,337,731

	Kentucky 1.8%
1,500	Kentucky Econ Dev Fin Auth Louisville Arena Proj Rev Louisville Arena Sub, Ser A-1 (AGL Insd)	5.750	12/01/28	1,565,280
1,610	Kentucky St Ppty & Bldg Commn Rev Rfdg Proj No 93 (AGL Insd)	5.250	02/01/24	1,737,125
1,815	Kentucky St Ppty & Bldg Commn Rev Rfdg Proj No 93 (AGL Insd)	5.250	02/01/25	1,954,029
3,545	Louisville & Jefferson Cnty, KY Metro Govt Hlth Sys Rev Norton Hlthcare Inc	5.250	10/01/36	3,109,107

				8,365,541

	Louisiana 2.9%
989	Lakeshore Vlg Master Cmnty Dev Dist LA Spl Assmt	5.250	07/01/17	774,278

Van Kampen Municipal Trust
Portfolio of Investments ■ July 31, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Louisiana (continued)
$1,350	Louisiana Hsg Fin Agy Rev Azalea Estates Rfdg, Ser A (GNMA Collateralized) (AMT)	5.375%	10/20/39	$1,332,990
1,675	Louisiana Loc Govt Environmental Fac Pkg Fac Corp Garage Proj, Ser A (AMBAC Insd)	5.200	10/01/19	1,709,555
2,000	Louisiana St Ctzn Ppty Ins Corp Assmt Rev, Ser C-2 (AGL Insd)	6.750	06/01/26	2,271,460
5,968	Louisiana St Univ & Agric & Mechanical College Univ Rev Master Agreement (Acquired 11/30/98, Cost $5,968,373) (c)(f)	5.750	10/30/18	5,184,308
2,000	Rapides Fin Auth LA Rev Cleco Pwr Proj (AMT) (b)	5.250	11/01/37	1,977,460

				13,250,051

	Maryland 1.5%
750	Gaithersburg, MD Econ Dev Rev Asbury MD Oblig Group A	5.125	01/01/36	548,767
1,300	Maryland St Cmnty Dev Admin Dept Hsg & Cmnty Dev, Ser H (AMT)	5.100	09/01/37	1,221,220
1,000	Maryland St Econ Dev Corp Rev Sr Lien Chesapeake Bay Rfdg, Ser A	5.000	12/01/31	522,430
500	Maryland St Hlth & Higher Ed Fac Auth Rev King Farm Presbyterian Cmnty, Ser A	5.250	01/01/27	323,945
2,000	Maryland St Hlth & Higher Ed Fac Auth Rev Mercy Med Ctr, Ser A	5.500	07/01/42	1,739,320

Van Kampen Municipal Trust
Portfolio of Investments ■ July 31, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Maryland (continued)
$1,700	Maryland St Trans Auth Arpt Baltimore/WA Intl Arpt, Ser B (AMBAC Insd) (AMT)	5.125%	03/01/24	$1,608,812
1,175	Prince Georges Cnty, MD Spl Oblig Natl Harbor Proj	5.200	07/01/34	832,088

				6,796,582

	Massachusetts 4.6%
2,765	Massachusetts St Dev Fin Agy Proj, Ser R-2 (NATL Insd)	5.125	02/01/34	2,459,744
625	Massachusetts St Dev Fin Agy Rev Boston Architectural Ctr (ACA Insd)	6.100	09/01/18	559,900
1,000	Massachusetts St Dev Fin Agy Rev Boston Architectural Ctr (ACA Insd)	6.250	09/01/28	778,740
500	Massachusetts St Dev Fin Agy Rev Linden Ponds Inc Fac, Ser A	5.750	11/15/35	312,385
500	Massachusetts St Dev Fin Agy Rev Linden Ponds Inc Fac, Ser A	5.750	11/15/42	296,975
500	Massachusetts St Hlth & Ed Fac Auth Rev Bal Structured Ylg, Ser G (NATL Insd) (b)	5.000	07/01/13	500,380
4,500	Massachusetts St Hlth & Ed Fac Auth Rev Harvard Univ, Ser B (a)	5.000	10/01/38	4,618,058
35	Massachusetts St Hlth & Ed Fac Auth Rev Partn Hlthcare Sys, Ser C	5.750	07/01/32	35,494

Van Kampen Municipal Trust
Portfolio of Investments ■ July 31, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Massachusetts (continued)
$465	Massachusetts St Hlth & Ed Fac Auth Rev Partn Hlthcare Sys, Ser C (Prerefunded @ 7/01/11)	5.750%	07/01/32	$514,546
3,350	Massachusetts St Hlth & Ed Fac Auth Rev Univ MA Mem Issue, Ser D	5.000	07/01/33	2,754,671
4,670	Massachusetts St Sch Bldg Auth Dedicated Sales Tax Rev, Ser A (AMBAC Insd) (a)	4.500	08/15/35	4,338,500
2,650	Massachusetts St Sch Bldg Auth Dedicated Sales Tax Rev, Ser A (FSA Insd) (a)	5.000	08/15/30	2,695,514
1,200	Massachusetts St Wtr Res Auth, Ser B	5.000	08/01/22	1,330,992

				21,195,899

	Michigan 3.6%
3,860	Detroit, MI, Ser A (Syncora Gtd)	5.250	04/01/21	3,235,838
2,715	Detroit, MI Sew Disp Rev Rfdg Sr Lien, Ser C-1 (FSA Insd)	7.000	07/01/27	3,097,679
1,430	Detroit, MI Wtr Supply Sys Rfdg Second Lien, Ser C (FSA Insd)	5.000	07/01/26	1,394,879
950	Kent Hosp Fin Auth MI Rev Metro Hosp Proj, Ser A	5.250	07/01/30	645,174
865	Kent Hosp Fin Auth MI Rev Metro Hosp Proj, Ser A	6.000	07/01/35	621,589
875	Kent Hosp Fin Auth MI Rev Spectrum Hlth, Ser A (b)	5.250	01/15/47	896,595
400	Kent Hosp Fin Auth MI Rev Spectrum Hlth, Ser A (b)	5.500	01/15/47	414,064

Van Kampen Municipal Trust
Portfolio of Investments ■ July 31, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Michigan (continued)
$155	Michigan St Hsg Dev Rental Hsg Rev, Ser A (NATL Insd) (AMT)	5.300%	10/01/37	$147,803
1,500	Michigan St Strategic Fd Ltd Oblig Rev Detroit Edison Co Proj Rfdg, Ser C (Syncora Gtd) (AMT)	5.450	12/15/32	1,279,995
8,230	Michigan Tob Settlement Fin Auth Tob Settlement Asset Sr, Ser A	6.000	06/01/48	4,985,734

				16,719,350

	Minnesota 1.6%
475	Chisago, MN Hlthcare Fac Rev CDL Homes LLC Proj	6.000	08/01/42	366,719
1,260	Glencoe, MN Hlthcare Fac Rev Glencoe Regl Hlth Svc Proj	5.000	04/01/31	987,991
1,000	Inver Grove Heights, MN Presbyterian Homes Care Rfdg	5.500	10/01/41	712,880
1,850	Minneapolis, MN Hlthcare Sys Rev Fairview Hlth Svc, Ser A	6.375	11/15/23	1,984,403
1,200	Minneapolis, MN Hlthcare Sys Rev Fairview Hlth Svc, Ser A	6.625	11/15/28	1,279,068
200	North Oaks, MN Sr Hsg Rev Presbyterian Homes North Oaks	6.000	10/01/27	173,230
500	North Oaks, MN Sr Hsg Rev Presbyterian Homes North Oaks	6.000	10/01/33	413,215
1,850	Saint Paul, MN Hsg & Redev Auth Hlthcare Fac Rev Hlth Partners Oblig Grp Proj	5.250	05/15/36	1,521,884

				7,439,390

Van Kampen Municipal Trust
Portfolio of Investments ■ July 31, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Missouri 3.6%
$160	Cape Girardeau Cnty, MO Indl Dev Auth Hlthcare Fac Rev Southeast MO Hosp Assoc	5.625%	06/01/27	$145,486
1,000	Carthage, MO Hosp Rev	5.875	04/01/30	723,540
2,250	Carthage, MO Hosp Rev	6.000	04/01/38	1,535,490
1,300	Cass Cnty, MO Hosp Rev	5.625	05/01/38	1,025,336
1,400	Ellisville, MO Indl Dev Auth Rev Gambrill Gardens Proj Impt & Rfdg (f)	6.100	06/01/20	1,166,760
1,000	Ellisville, MO Indl Dev Auth Rev Gambrill Gardens Proj Impt & Rfdg (f)	6.200	06/01/29	782,530
385	Fenton, MO Tax Increment Rev & Impt Gravois Bluffs Proj Rfdg (Prerefunded @ 10/01/11)	7.000	10/01/21	436,582
1,000	Joplin, MO Indl Dev Auth Indl Rev Christian Homes Inc Rfdg, Ser F	5.750	05/15/31	705,960
1,000	Kearney, MO (AMBAC Insd)	5.500	03/01/16	1,059,470
860	Maryland Heights, MO Tax Increment Rev South Heights Redev Proj Rfdg, Ser A	5.500	09/01/18	765,529
1,200	Missouri St Hlth & Ed Fac Auth Rev Sr Living Fac Lutheran Rfdg, Ser B	5.125	02/01/27	966,708
1,000	Saint Charles, MO Ctf Partn, Ser B	5.500	05/01/18	1,036,170
675	Saint Louis Cnty, MO Indl Dev Auth Sr Living Fac Rev Saint Andrews Res for Srs, Ser A	6.375	12/01/30	533,344

Van Kampen Municipal Trust
Portfolio of Investments ■ July 31, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Missouri (continued)
$1,500	Saint Louis Cnty, MO Indl Dev Auth Sr Living Fac Rev Saint Andrews Res for Srs, Ser A	6.375%	12/01/41	$1,095,450
625	Saint Louis, MO Indl Dev Auth Tax Increment & Cmnty Impt Dist Loughborough Com Redev Rfdg	5.750	11/01/27	487,888
2,350	Springfield, MO Pub Bldg Corp Leasehold Rev Springfield Branson Arpt, Ser B (AMBAC Insd) (AMT)	4.550	07/01/29	1,983,988
2,625	Springfield, MO Pub Bldg Corp Leasehold Rev Springfield Branson Arpt, Ser B (AMBAC Insd) (AMT)	4.600	07/01/36	2,060,678

				16,510,909

	Nebraska 0.6%
2,620	Omaha Pub Pwr Dist NE Elec Rev Sys, Ser A (a)	5.000	02/01/34	2,621,821

	Nevada 3.5%
4,000	Clark Cnty, NV Indl Dev Rev Southwest Gas Corp Proj, Ser A (AMBAC Insd) (AMT)	5.250	07/01/34	3,237,880
75	Clark Cnty, NV Indl Dev Rev Southwest Gas Corp Proj, Ser A (BHAC Insd) (AMT)	4.750	09/01/36	58,850
25	Nevada Hsg Div Single Family Mtg Mezz, Ser D2 (AMT)	6.300	04/01/21	25,331
2,595	Nevada Hsg Div Single Family Mtg Rev, Ser A (GNMA Collateralized) (AMT)	5.875	04/01/38	2,650,377

Van Kampen Municipal Trust
Portfolio of Investments ■ July 31, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Nevada (continued)
$2,860	Nevada St Cap Impt & Cultural Affairs, Ser C (a)	5.000%	06/01/22	$2,921,061
2,220	Nevada St Cap Impt & Cultural Affairs, Ser C (a)	5.000	06/01/23	2,262,746
1,570	Reno, NV Cap Impt Rev (FGIC Insd) (Prerefunded @ 6/01/12)	5.125	06/01/26	1,747,410
930	Reno, NV Cap Impt Rev (NATL Insd)	5.125	06/01/26	836,238
3,100	Reno, NV Hosp Rev Renown Regl Med Ctr Proj, Ser A	5.250	06/01/37	2,539,303

				16,279,196

	New Hampshire 0.7%
1,525	New Hampshire Hlth & Ed Fac Auth Rev Derryfield Sch (Prerefunded @ 7/01/10)	6.750	07/01/20	1,634,648
250	New Hampshire Hlth & Ed Fac Hlthcare Sys Covenant Hlth	5.500	07/01/34	224,430
700	New Hampshire St Business Fin Auth Pollutn Ctl Rev Utd Illum Co Proj (AMT) (b)	7.125	07/01/27	720,566
500	New Hampshire St Business Fin Auth Pollutn Ctl Rev Utd Illum, Ser A (AMT) (b)	6.875	12/01/29	532,050

				3,111,694

	New Jersey 8.8%
375	Burlington Cnty, NJ Brdg Cmnty Econ Dev Rev The Evergreens Proj	5.625	01/01/38	255,071
1,000	New Jersey Econ Dev Auth Econ Dev Rev Kapkowski Rd Landfill Proj Rfdg	5.750	04/01/31	715,490

Van Kampen Municipal Trust
Portfolio of Investments ■ July 31, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	New Jersey (continued)
$985	New Jersey Econ Dev Auth Rev Cig Tax	5.750%	06/15/34	$797,525
25,000	New Jersey Econ Dev Auth St Contract Econ Recovery (NATL Insd) (f)	5.900	03/15/21	30,356,750
2,600	New Jersey Hlthcare Fac Fin Auth Rev Holy Name Hosp	5.000	07/01/36	1,914,016
1,450	New Jersey Hlthcare Fac Fin Auth Rev Saint Peter’s Univ Hosp Oblig	5.750	07/01/37	1,188,028
580	New Jersey St Tpk Auth Tpk Rev, Ser C (FSA Insd)	6.500	01/01/16	710,570
1,000	New Jersey St Trans Tr Fd Auth Trans Sys, Ser A	5.750	06/15/18	1,133,570
6,570	Tobacco Settlement Fin Corp NJ, Ser 1A	5.000	06/01/41	3,557,064

				40,628,084

	New Mexico 0.6%
1,500	Jicarilla, NM Apache Nation Rev Adj, Ser A (Acquired 1/23/03, Cost $1,514,910) (c)	5.000	09/01/18	1,554,570
1,350	New Mexico St Hosp Equip Ln Council Hosp Rev Presbyterian Hlthcare Svc, Ser A (a)	6.375	08/01/32	1,440,889

				2,995,459

	New York 14.1%
3,000	Metropolitan Trans Auth NY Rev Rfdg, Ser A (NATL Insd)	5.250	11/15/31	3,007,830
1,000	Metropolitan Transn Auth NY Dedicated Tax Fd, Ser B	5.250	11/15/28	1,037,770
1,500	Metropolitan Transn Auth NY Dedicated Tax Fd, Ser B	5.250	11/15/30	1,545,585

Van Kampen Municipal Trust
Portfolio of Investments ■ July 31, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	New York (continued)
$1,600	New York City Hsg Dev Corp Multi-Family Hsg Rev, Ser E1 (AMT)	5.350%	11/01/37	$1,541,232
400	New York City Indl Dev Agy Rev Liberty 7 World Trade Ctr Proj, Ser A	6.250	03/01/15	350,668
2,000	New York City Indl Dev Agy Rev Liberty 7 World Trade Ctr Proj, Ser B	6.750	03/01/15	1,813,520
1,000	New York City Liberty Dev Corp Rev National Sports Museum Proj, Ser A (Acquired 8/07/06, Cost $1,000,000) (c)(f)(h)	6.125	02/15/19	1,000
2,500	New York City Muni Wtr Fin Auth Wtr & Swr Rev, Ser AA (a)	5.000	06/15/22	2,700,000
8,800	New York City Muni Wtr Fin Auth Wtr & Swr Sys Rev, Ser D (a)	5.000	06/15/38	8,777,296
2,500	New York City Muni Wtr Fin Auth Wtr & Swr Sys Rev, Ser D (a)	5.000	06/15/39	2,490,900
85	New York City, Ser A-1	5.750	08/01/12	85,305
3,000	New York City, Ser G	5.000	12/01/27	3,047,490
4,775	New York City, Ser I-1 (a)	5.000	02/01/26	4,894,614
1,900	New York City Transitional Fin Auth Bldg Aid Rev Fiscal 2009, Ser S-3	5.250	01/15/39	1,902,755
6,800	New York St Dorm Auth Rev City Univ Sys Cons, Ser A	5.625	07/01/16	7,495,776
3,000	New York St Dorm Auth Rev Non St Supported Sch Dist Fin Prog, Ser C (AGL Insd)	5.000	10/01/23	3,116,160
1,000	New York St Mtg Agy Homeowner Mtg Rev 145 (AMT)	5.125	10/01/37	935,680

Van Kampen Municipal Trust
Portfolio of Investments ■ July 31, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	New York (continued)
$1,800	New York St Twy Auth St Pers Income Tax Rev Trans, Ser A (a)	5.000%	03/15/26	$1,896,903
2,000	New York St Twy Auth St Pers Income Tax Rev Trans, Ser A (a)	5.000	03/15/27	2,093,220
1,870	Plainedge, NY Uni Free Sch Dist No. 2063 (Acquired 07/25/97, Cost $1,870,214) (c)	6.000	06/01/12	1,882,783
9,900	Port Auth NY & NJ Cons 144th (a)	5.000	10/01/35	10,018,256
600	Seneca Nation Indians Cap Impt Auth NY Spl Oblig, Ser A (d)	5.000	12/01/23	449,496
3,000	Triborough Brdg & Tunl Auth Gen Purp, Ser A	5.000	01/01/27	3,037,290
1,000	Westchester Tob Asset Sec Corp NY	5.000	06/01/26	751,380

				64,872,909

	North Carolina 2.1%
900	North Carolina Med Care Commn Retirement Fac Rev First Mtg Southminster Proj, Ser A	5.750	10/01/37	650,988
8,300	North Carolina Muni Pwr Agy No 1 Catawba Elec Rev Rfdg (NATL Insd)	6.000	01/01/12	9,046,336

				9,697,324

	North Dakota 0.6%
1,500	Grand Forks, ND Sr Hsg Rev 4000 Vly Square Proj Rfdg	5.300	12/01/34	996,105

Van Kampen Municipal Trust
Portfolio of Investments ■ July 31, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	North Dakota (continued)
$2,000	Ward Cnty, ND Hlthcare Fac Rev Trinity Obligated Group Rfdg	5.125%	07/01/29	$1,567,920

				2,564,025

	Ohio 8.5%
300	Adams Cnty Hosp Fac Impt Rev Adams Cnty Hosp Proj (f)	6.250	09/01/20	230,175
4,990	Buckeye, OH Tob Settlement Fin Auth Asset Bkd Sr Turbo, Ser A-2	5.750	06/01/34	3,226,085
1,830	Buckeye, OH Tob Settlement Fin Auth Asset Bkd Sr Turbo, Ser A-2	5.875	06/01/30	1,289,272
1,825	Cleveland, OH Rfdg (FSA Insd)	5.500	10/01/19	2,112,036
400	Cuyahoga Cnty, OH Hlthcare & Indpt Living Fac Rev Eliza Jennings Sr Care, Ser A	5.750	05/15/27	289,004
1,000	Cuyahoga Cnty, OH Hosp Fac Rev Canton Inc Proj	7.500	01/01/30	1,014,290
1,000	Lorain Cnty, OH Hosp Rev Catholic Hlthcare, Ser S	5.375	10/01/30	985,630
1,475	Lorain Cnty, OH Hosp Rev Fac Catholic Rfdg, Ser C-1 (FSA Insd)	5.000	04/01/24	1,535,445
2,270	Montgomery Cnty, OH Hosp Rev Kettering Med Ctr Impt & Rfdg (NATL Insd)	6.250	04/01/20	2,671,563
1,625	Montgomery Cnty, OH Rev Catholic Hlth, Ser C-1 (FSA Insd) (a)	5.000	10/01/41	1,521,544
1,550	Montgomery Cnty, OH Rev Miami Vly Hosp, Ser A	6.000	11/15/28	1,595,725

Van Kampen Municipal Trust
Portfolio of Investments ■ July 31, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Ohio (continued)
$1,000	Montgomery Cnty, OH Rev Miami Vly Hosp, Ser A	6.250%	11/15/39	$1,020,590
8,000	Ohio St Air Quality Dev Auth Rev Dayton Pwr (FGIC Insd) (AMT) (a)	4.800	09/01/36	7,438,960
1,500	Ohio St Air Quality Dev Auth Rev Rfdg Pollutn Ctl First Energy, Ser C	5.625	06/01/18	1,533,270
1,250	Ohio St Bldg Auth St Fac Admin Bldg Fd Proj, Ser A (FSA Insd)	5.000	04/01/22	1,301,487
1,000	Ohio St Higher Ed Fac Commn Rev Hosp Univ Hosp Hlth Sys Inc, Ser A (BHAC Insd)	5.250	01/15/46	1,010,420
2,000	Ohio St Higher Ed Fac Commn Rev Univ Hosp Hlth Sys, Ser 2009A	6.750	01/15/39	2,059,480
4,590	Ohio St Hsg Fin Agy Residential Mtg Rev Mtg Bkd Sec Pgm, Ser D (GNMA Collateralized) (AMT) (a)	5.400	03/01/33	4,547,520
2,520	Ohio St Hsg Fin Agy Residential Mtg Rev Mtg Bkd Sec Pgm, Ser F (GNMA Collateralized) (a)	5.500	09/01/39	2,550,820
1,000	Ohio St Wtr Dev Auth Pollutn Ctl Fac Rev Rfdg First Energy, Ser A (b)	5.875	06/01/33	1,040,250

				38,973,566

	Oklahoma 0.7%
1,470	Chickasaw Nation, OK Hlth Sys (d)	6.250	12/01/32	1,250,690

Van Kampen Municipal Trust
Portfolio of Investments ■ July 31, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Oklahoma (continued)
$1,240	Kay Cnty, OK Home Fin Auth Rev Single Family Mtg Rfdg, Ser A (AMBAC Insd) (e)	7.000%	11/01/11	$1,406,619
480	Oklahoma Hsg Fin Agy Single Family Rev Mtg (GNMA Collateralized) (AMT)	7.997	08/01/18	521,141

				3,178,450

	Pennsylvania 2.5%
1,750	Allegheny Cnty, PA Hosp Dev Auth Rev Hlth Sys West PA, Ser A	5.000	11/15/28	1,122,993
385	Allegheny Cnty, PA San Auth Swr Rev (NATL Insd)	5.500	12/01/30	391,229
315	Crawford Cnty, PA Hosp Auth Sr Living Fac Rev Wesbury Utd Methodist Cmnty	5.875	08/15/10	312,634
320	Lehigh Cnty, PA Gen Purp Auth Rev First Mtg Bible Fellowship Proj Rfdg, Ser A (f)	5.300	12/15/09	319,581
240	Lehigh Cnty, PA Gen Purp Auth Rev First Mtg Bible Fellowship Proj Rfdg, Ser A (f)	5.400	12/15/10	235,517
400	Montgomery Cnty, PA Indl Dev Auth Rev Mtg Whitemarsh Continuing Care Proj	6.125	02/01/28	270,612
875	Montgomery Cnty, PA Indl Dev Auth Rev Mtg Whitemarsh Continuing Care Proj	6.250	02/01/35	574,980
1,000	Pennsylvania Econ Dev Fin Auth Exempt Fac Rev Reliant Energy, Ser B (AMT)	6.750	12/01/36	936,590
1,550	Pennsylvania Hsg Fin Agy, Ser 94-A (AMT)	5.100	10/01/31	1,496,029

Van Kampen Municipal Trust
Portfolio of Investments ■ July 31, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Pennsylvania (continued)
$2,000	Pennsylvania St Tpk Com Tpk Rev Sub, Ser A (AGL Insd)	5.000%	06/01/39	$1,996,780
1,000	Philadelphia, PA Auth Indl Dev PA Arpt Sys Proj, Ser A (NATL Insd) (AMT)	5.125	07/01/19	977,550
2,675	Pittsburgh, PA, Ser A (AMBAC Insd)	5.500	09/01/17	2,691,023

				11,325,518

	Rhode Island 0.2%
1,375	Tobacco Settlement Fin Corp, Ser A	6.250	06/01/42	1,065,419

	South Carolina 2.7%
1,000	Charleston Ed Excellence Fin Corp SC Rev Charleston Cnty Sch Dist (a)	5.250	12/01/25	1,033,080
3,000	Charleston Ed Excellence Fin Corp SC Rev Charleston Cnty Sch Dist (a)	5.250	12/01/26	3,084,315
475	Rock Hill, SC Util Sys Rev Comb Rfdg, Ser C (FSA Insd)	5.125	01/01/13	486,310
1,235	Rock Hill, SC Util Sys Rev Comb Rfdg, Ser C (FSA Insd)	5.250	01/01/15	1,265,468
900	South Carolina Jobs Econ Dev Auth Hlth Fac Rev First Mtg Wesley Commons Rfdg	5.125	10/01/26	636,048
1,000	South Carolina Jobs Econ Dev Auth Hlth Fac Rev First Mtg Wesley Commons Rfdg	5.300	10/01/36	646,480
1,960	South Carolina Jobs Econ Dev Auth Hosp Fac Rev Palmetto Hlth Alliance Rfdg, Ser A	6.250	08/01/31	1,840,009

Van Kampen Municipal Trust
Portfolio of Investments ■ July 31, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	South Carolina (continued)
$2,500	South Carolina Jobs Econ Dev Auth Indl Rev Elec & Gas Co Proj, Ser A (AMBAC Insd)	5.200%	11/01/27	$2,522,075
725	South Carolina Jobs Econ Dev Auth Rev Woodlands at Furman Proj, Ser A	6.000	11/15/27	533,846
340	Tobacco Settlement Rev Mgmt Auth SC Tob Settlement Rev Rfdg	5.000	06/01/18	339,980

				12,387,611

	Tennessee 2.5%
400	Elizabethton, TN Hlth & Ed Fac Brd Rev Hosp First Mtg Impt & Rfdg, Ser B (Prerefunded @ 7/01/12)	8.000	07/01/33	464,792
4,000	Johnson City, TN Hlth & Ed Fac Brd Hosp Rev First Mtg Mtn St Hlth Rfdg, Ser A (NATL Insd) (Prerefunded @ 7/01/12)	7.500	07/01/25	4,560,560
3,000	Johnson City, TN Hlth & Ed Fac Brd Hosp Rev First Mtg Mtn St Hlth, Ser A	5.500	07/01/36	2,379,210
2,650	Shelby Cnty, TN Hlth Ed & Hsg Fac Brd Rev Methodist, Ser B (FSA Insd) (a)	5.250	09/01/27	2,717,986
1,500	Shelby Cnty, TN Hlth Ed & Hsg Fac Brd Rev Trezevant Manor Proj, Ser A	5.625	09/01/26	1,261,350
365	Tennessee Hsg Dev Agy Home Ownership Pgm 2-A (AMT)	5.700	07/01/31	365,558

				11,749,456

Van Kampen Municipal Trust
Portfolio of Investments ■ July 31, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Texas 16.2%
$1,575	Alliance Arpt Auth Inc TX Spl Fac Rev FedEx Corp Proj Rfdg (AMT)	4.850%	04/01/21	$1,345,097
1,250	Austin, TX Convention Enterprises Inc Convention Ctr Second Tier Rfdg, Ser B (d)	5.750	01/01/24	929,037
1,000	Brazos Cnty, TX Hlth Fac Dev Oblig Grp	5.375	01/01/32	859,710
1,000	Brazos Riv Tex Hbr Nav Dist Brazoria Cnty Rev Ref The Dow Chemical Co	5.250	10/01/11	1,001,210
740	Dallas Cnty, TX Flood Ctl Dist Rfdg	6.750	04/01/16	766,788
1,225	Dallas, TX Civic Ctr Rfdg & Impt (AGL Insd)	5.000	08/15/18	1,319,545
1,440	Dallas, TX Civic Ctr Rfdg & Impt (AGL Insd)	5.000	08/15/19	1,538,165
1,000	Dallas-Fort Worth, TX Intl Arpt Rev Impt & Rfdg, Ser A (BHAC Insd) (AMT)	5.500	11/01/31	978,560
700	Dallas-Fort Worth, TX Intl Arpt Rev Jt, Ser C (NATL Insd) (AMT)	5.750	11/01/18	701,421
1,325	Dallas-Fort Worth, TX Intl Arpt Rev Jt, Ser C (NATL Insd) (AMT)	6.000	11/01/23	1,327,133
5,250	El Paso Cnty, TX Hosp Dist, Ser A (AGL Insd) (a)	5.000	08/15/37	5,118,645
730	Fort Worth, TX Wtr & Swr Rev Impt & Rfdg	5.750	02/15/16	763,251
770	Fort Worth, TX Wtr & Swr Rev Impt & Rfdg (Prerefunded @ 8/15/10)	5.750	02/15/16	812,381

Van Kampen Municipal Trust
Portfolio of Investments ■ July 31, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Texas (continued)
$1,000	Gulf Coast Waste Disp Auth TX Waste Mgmt, Ser D (AMT)	4.550%	04/01/12	$966,230
825	Harris Cnty, TX Hlth Fac Dev Corp Hosp Rev Rfdg Mem Hermann Hlthcare Sys, Ser B	7.250	12/01/35	894,721
1,000	Houston, TX Arpt Sys Rev Sub Lien, Ser A (FSA Insd) (AMT)	5.625	07/01/30	974,170
130	Houston, TX Pub Impt & Rfdg (FSA Insd)	5.750	03/01/15	136,386
8,475	Houston, TX Util Sys Rev Comb First Lien Rfdg, Ser A (FSA Insd)	5.000	11/15/36	8,387,199
3,320	Judson, TX Indpt Sch Dist Sch Bldg (AGL Insd) (a)	5.000	02/01/37	3,303,898
1,100	Lufkin, TX Hlth Fac Dev Corp Hlth Sys Rev Mem Hlth Sys East TX	5.500	02/15/32	829,191
1,250	Lufkin, TX Hlth Fac Dev Corp Hlth Sys Rev Mem Hlth Sys East TX	5.500	02/15/37	907,050
1,250	Matagorda Cnty, TX Navig Dist No 1 Rev Coll Centerpoint Energy Proj Rfdg (b)	5.600	03/01/27	1,175,013
1,200	Mc Lennan Cnty, TX Pub Fac Corp Proj Rev	6.625	06/01/35	1,247,664
1,000	Mesquite, TX Hlth Fac Dev Corp Retirement Fac Christian Care Ctr, Ser A (Prerefunded @ 2/15/10)	7.625	02/15/28	1,048,070
1,800	Metropolitan Hlth Fac Dev Corp TX Wilson N Jones Mem Hosp Proj	7.250	01/01/31	1,520,046

Van Kampen Municipal Trust
Portfolio of Investments ■ July 31, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Texas (continued)
$1,500	Mission, TX Econ Dev Corp Solid Waste Disp Rev Waste Mgmt Inc Proj (AMT) (b)	6.000%	08/01/20	$1,553,505
4,000	North Central, TX Hlth Fac Dev Hosp Childrens Med Ctr Dallas (AMBAC Insd)	5.250	08/15/32	3,905,880
1,000	North TX Twy Auth Rev Rfdg Sys First Tier, Ser B	5.625	01/01/28	1,013,660
1,000	North TX Twy Auth Rev Rfdg Sys First Tier, Ser B	6.000	01/01/26	1,049,060
1,250	North TX Twy Auth Rev Rfdg Sys First Tier, Ser B	6.000	01/01/27	1,306,138
1,550	North TX Twy Auth Rev Sys First Tier Rfdg, Ser L-2 (b)	6.000	01/01/38	1,632,832
2,850	North TX Twy Auth Rev Toll Second Tier Rfdg, Ser F	5.750	01/01/33	2,764,301
1,000	Tarrant Cnty, TX Cultural Ed Fac Fin Corp Retirement Fac Buckingham Sr Living Cmnty Inc	5.625	11/15/27	802,650
2,700	Tarrant Cnty, TX Cultural Ed Fac Fin Corp Retirement Fac Buckingham Sr Living Cmnty Inc	5.750	11/15/37	2,024,001
5,500	Tarrant Cnty, TX Cultural Ed Fac Fin Corp Retirement Fac Buckner Retirement Svc Inc Proj	5.250	11/15/37	4,481,785
450	Tarrant Cnty, TX Cultural Ed Fac Fin Corp Retirement Fac CC Young Mem Home Proj	5.750	02/15/25	364,599

Van Kampen Municipal Trust
Portfolio of Investments ■ July 31, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Texas (continued)
$3,300	Tarrant Cnty, TX Cultural Ed Fac Fin Corp Rev Christus Hlth Rfdg, Ser A (AGL Insd)	6.250%	07/01/28	$3,537,468
2,500	Texas A & M Univ Rev Fin Sys, Ser A	5.000	05/15/27	2,673,525
80	Texas Muni Pwr Agy Rev (NATL Insd) (e)	*	09/01/15	67,888
165	Texas St Pub Ppty Fin Corp Rev Mental Hlth & Retardation Rfdg (FSA Insd)	5.500	09/01/13	165,414
5,750	Texas St Trans Commn Mobility Fd (a)	5.000	04/01/28	6,068,148
3,000	Tyler, TX Hlth Fac Dev Corp Hosp Rev & Impt East TX Med Ctr Rfdg, Ser A	5.375	11/01/37	2,360,250

				74,621,685

	Utah 0.1%
800	Utah St Charter Sch Fin Auth Charter Sch Rev Summit Academy, Ser A	5.800	06/15/38	582,312

	Vermont 0.2%
1,000	Vermont Econ Dev Auth Mtg Rev Wake Robin Corp Proj, Ser A	5.375	05/01/36	735,720

	Virginia 1.4%
750	Peninsula Town Ctr Cmnty Dev Auth VA Spl Oblig	6.350	09/01/28	580,177
1,340	Richmond, VA (FSA Insd)	5.500	01/15/10	1,371,986
2,590	Tobacco Settlement Fin Corp VA	5.500	06/01/26	2,897,718

Van Kampen Municipal Trust
Portfolio of Investments ■ July 31, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Virginia (continued)
$2,000	White Oak Vlg Shops VA Cmnty Dev Auth Spl Assmt Rev	5.300%	03/01/17	$1,682,580

				6,532,461

	Washington 2.5%
5,000	Bellevue, WA Convention Ctr Auth Spl Oblig Rev Rfdg (NATL Insd)	*	02/01/24	2,415,450
3,000	Energy Northwest WA Elec Rev Proj No 3 Rfdg, Ser A (FSA Insd)	5.500	07/01/18	3,220,590
1,350	Kalispel Tribe Indians Priority Dist WA Rev	6.625	01/01/28	1,017,319
2,000	Port Seattle, WA Rev, Ser B (NATL Insd) (AMT)	5.625	02/01/24	2,003,740
1,345	Tacoma, WA Elec Sys Rev Rfdg, Ser A (FSA Insd)	5.750	01/01/15	1,434,819
1,545	Washington St Hsg Fin Commn Nonprofit Rev Custodial Rcpt Wesley Homes, Ser 2007A-2027 (Acquired 5/7/08, Cost $1,545,000) (c)	6.000	01/01/27	1,289,442

				11,381,360

	West Virginia 1.1%
3,500	Harrison Cnty, WV Cnty Cmnty Solid Waste Disp Rev Allegheny Energy Rfdg, Ser D (AMT)	5.500	10/15/37	2,986,060
1,000	West Virginia St Hosp Fin Auth Hosp Rev Thomas Hlth Sys	6.000	10/01/20	922,780
1,100	West Virginia St Hosp Fin Auth Hosp Rev Thomas Hlth Sys	6.250	10/01/23	988,295

				4,897,135

Van Kampen Municipal Trust
Portfolio of Investments ■ July 31, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Wisconsin 3.1%
$450	Superior, WI Collateralized Util Rev Superior Wtr Lt & Pwr Proj Rfdg, Ser A (AMT)	5.375%	11/01/21	$428,049
410	Superior, WI Collateralized Util Rev Superior Wtr Lt & Pwr Proj, Ser B (AMT)	5.750	11/01/37	362,731
2,545	Wisconsin Hsg & Econ Dev Auth Home Ownership Rev, Ser A (AMT) (a)	5.300	09/01/23	2,585,007
3,200	Wisconsin Hsg & Econ Dev Auth Home Ownership Rev, Ser A (AMT) (a)	5.500	09/01/28	3,212,272
1,010	Wisconsin St Gen Rev Appropriation Rev, Ser A	5.375	05/01/25	1,078,236
5,000	Wisconsin St Hlth & Ed Fac Auth Mercy Hlth Sys Corp (AMBAC Insd)	5.500	08/15/25	4,829,450
400	Wisconsin St Hlth & Ed Fac Auth Rev Beaver Dam Cmnty Hosp Inc, Ser A	6.000	08/15/19	354,700
1,305	Wisconsin St Hlth & Ed Fac Auth Rev Prohealth Care Inc Oblig Grp	6.625	02/15/39	1,353,950

				14,204,395

	Wyoming 0.2%
1,000	Sweetwater Cnty, WY Solid Waste Disp Rev FMC Corp Proj Rfdg (AMT)	5.600	12/01/35	815,680

	Guam 0.1%
650	Guam Pwr Auth Rev, Ser A (AMBAC Insd)	5.250	10/01/34	565,012

Van Kampen Municipal Trust
Portfolio of Investments ■ July 31, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Puerto Rico 0.9%
$1,500	Puerto Rico Elec Pwr Auth Pwr Rev, Ser WW	5.250%	07/01/33	$1,374,000
65	Puerto Rico Pub Bldgs Auth Rev Govt Fac, Ser I (Comwth Gtd) (Prerefunded @ 7/01/14)	5.250	07/01/33	74,141
2,825	Puerto Rico Sales Tax Fin Corp Sales Tax Rev First Sub, Ser A (b)	5.000	08/01/39	2,873,336

				4,321,477

Total Long-Term Investments 170.6% (Cost $858,140,184)				785,479,999

Total Short-Term Investments 3.3% (Cost $15,400,000)				15,400,000

Total Investments 173.9% (Cost $873,540,184)				800,879,999

Liability for Floating Rate Note Obligations Related to Securities Held (23.2%) (Cost ($106,970,000))
(106,970)	Notes with interest rates ranging from 0.29% to 1.06% at July 31, 2009 and contractual maturities of collateral ranging from 2022 to 2041 (i)			(106,970,000)

Total Net Investments 150.7% (Cost $766,570,184)				693,909,999

Other Assets in Excess of Liabilities 2.2%				10,294,014

Preferred Shares (including accrued distributions) (52.9%)				(243,763,246)

Net Assets Applicable to Common Shares 100.0%				$460,440,767

Van Kampen Municipal Trust
Portfolio of Investments ■ July 31, 2009 (Unaudited) continued

Percentages are calculated as a percentage of net assets applicable to common shares.
*	Zero coupon bond

(a)	Underlying security related to Inverse Floaters entered into by the Trust.

(b)	Variable Rate Coupon

(c)	Security is restricted and may be resold only in transactions exempt from registration which are normally those transactions with qualified institutional buyers. Restricted securities comprise 3.1% of net assets applicable to common shares.

(d)	144A-Private Placement security which is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. This security may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.

(e)	Escrowed to Maturity

(f)	Security has been deemed illiquid.

(g)	Interest is accruing at less than the stated coupon. Coupon is shown as stated coupon/actual coupon.

(h)	Non-income producing security.

(i)	Floating rate notes. The interest rates shown reflect the rate in effect at July 31, 2009.
ACA — American Capital Access
AGC — AGC Insured Custody Certificates
AGL — Assured Guaranty Ltd.
AMBAC — AMBAC Indemnity Corp.
AMT — Alternative Minimum Tax
BHAC — Berkshire Hathaway Assurance Corp.
Comwth — Commonwealth of Puerto Rico
FGIC — Financial Guaranty Insurance Co.
FSA — Financial Security Assurance Inc.
GNMA — Government National Mortgage Association
NATL — National Public Finance Guarantee Corp.
Radian — Radian Asset Assurance
Syncora — Syncora Guaranteed Limited
Security Valuation Municipal bonds are valued by independent pricing services or dealers using the mean of the last reported bid and asked prices or, in the absence of market quotations, at fair value based upon yield data relating to municipal bonds with similar characteristics and general market conditions. Securities which are not valued by independent pricing services or dealers are valued at fair value using procedures established in good faith by the Board of Trustees. Futures contracts are valued at the settlement price established each day on the exchange on which they are traded. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

Van Kampen Municipal Trust
Portfolio of Investments ■ July 31, 2009 (Unaudited) continued
Fair Value Measurements The Trust adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (FAS 157), effective November 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Trust would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. FAS 157 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Trust’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 —	quoted prices in active markets for identical investments

Level 2 —	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 —	significant unobservable inputs (including the Trust’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used as of July 31, 2009 in valuing the Trust’s investments carried at value:

	Level 1	Level 2	Level 3
		Other
		Significant	Significant
	Quoted	Observable	Unobservable
Investment Type	Prices	Inputs	Inputs	Total

Assets
Municipal Bonds
Issued by States of the United States and Political Subdivisions of the United States	$—	$785,479,999	$—	$785,479,999
Issued by Guam Gov’t only

Short-Term Investments	—	15,400,000	—	15,400,000

Total Assets	$—	$800,879,999	$—	$800,879,999

Item 2. Controls and Procedures.
(a) The Trust’s principal executive officer and principal financial officer have concluded that the Trust’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.
(b) There were no changes in the Trust’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.
Item 3. Exhibits.
(a) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.cert.
(b) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.cert.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant) Van Kampen Municipal Trust

By: Name:	/s/ Edward C. Wood III Edward C. Wood III
Title:	Principal Executive Officer
Date:	September 17, 2009
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: Name:	/s/ Edward C. Wood III Edward C. Wood III
Title:	Principal Executive Officer
Date:	September 17, 2009

By:	/s/ Stuart N. Schuldt

Name:	Stuart N. Schuldt
Title:	Principal Financial Officer
Date:	September 17, 2009